Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Summery of Fair Value Assets Measured On Recurring Basis
The following table summarizes cash equivalents and marketable securities measured at their fair value on a recurring basis as of December 31, 2022:

	Fair Value Measurements as of December 31, 2022 Using:
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$5,304,405	$—	$—	$5,304,405

Total	$5,304,405	$—	$—	$5,304,405

Marketable securities, available-for-sale:
U.S. treasury obligations	$15,861,620	$—	$—	$15,861,620

Total	$15,861,620	$—	$—	$15,861,620